Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,923,000
Previously Paid Amount	0.00
Total Fee Amount	403.67
Total Offset Amount	0.00
Net Fee	403.67
Narrative - Max Aggregate Offering Price	$ 2,923,000
Final Prospectus	true